Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration
Fees payable for the audit of NatWest Group's annual accounts	£ 4.7	£ 4.4	£ 4.7
Fees payable for the audit of NatWest Group plc's subsidiaries	31.9	29.6	30.6
Fees payable for audit-related assurance services	3.9	5.3	4.7
Total audit and audit-related assurance services fees	40.5	39.3	40.0
Other assurance services	1.2	0.4	0.6
Corporate finance services	0.5	0.5	0.4
Total other services	1.7	0.9	£ 1.0
Audit fees billed	16.0
Audit fees paid	13.0
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	2.3	3.5
Fees for non-statutory audit opinions	0.4	0.7
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.5	£ 0.5